REVENUE FROM CONTRACTS WITH CUSTOMERS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

NOTE 3. REVENUE FROM CONTRACTS WITH CUSTOMERS

Historically, the Company’s revenues were generated under an agreement with Phillips 66. Under the Phillips 66 agreement, the Company sold renewable diesel, sustainable aviation fuel, renewable Naphtha, (collectively, “renewable fuels”) and transfer Renewable Identification Numbers (“RIN”) and Low Carbon Fuel Standard credits (“LCFS”) (collectively “environmental credits”) associated with the generation of the renewable fuels. See Note 11, Commitments and Contingencies.

Sale of sustainable aviation fuel and Naphtha

As discussed in Note 1, the Company is currently in the process of constructing plants to process non-food feedstock into renewable fuels. While the Company owns several plants, none of the facilities have commenced production operations as of June 30, 2026. As the plants were in the construction phase, all sales of sustainable aviation fuel and Naphtha are considered activities to bring the plant assets to operating production; therefore, in accordance with ASC 360-10-30-1, sales of sustainable aviation fuel and Naphtha during the construction phase before operational commencement occurs are capitalized as a reduction of the cost of the plant. For the three and six months ended June 30, 2026, $0 and $251,468 of net sales of Naphtha and synthetic blended components were capitalized as a reduction of the cost of the plants, respectively. For the three and six months ended June 30, 2025, $1,854,743 and $2,487,760 of gross sales of Naphtha and synthetic blended components were capitalized as a reduction of the cost of the plants, respectively.

Sale of renewable diesel and environmental credits

The Company generates revenue from the sale of renewable diesel and transfer of related environmental credits when control is transferred to the customer. The amount of consideration to which the Company is entitled for the delivery of renewable diesel and environmental credits is based on pricing established in the contract that is indexed to commodity market prices and quantities sold. Revenue related to the sale of renewable energy and environmental credits is recognized at a point in time when control is transferred to the customer.

The table below presents the Company’s revenue disaggregated by revenue source for the three and six months ending:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
Revenue service line:
Renewable diesel products	$561,549	$3,372,667	$643,656	$3,372,667
Renewable diesel environmental credits	-	3,203,565	97,301	3,203,565
Naphtha product sales	129,332	-	298,612	-
Total revenue	$690,881	$6,576,232	$1,039,569	$6,576,232

NOTE 3. REVENUE FROM CONTRACTS WITH CUSTOMERS

The Company’s revenues are generated under an agreement with Phillips 66, which is the only revenue contract the Company has entered. Under the Phillips 66 agreement, the Company will sell renewable diesel, sustainable aviation fuel, renewable Naphtha, (collectively, “renewable fuels”) and transfer Renewable Identification Numbers (“RIN”) and Low Carbon Fuel Standard credits (“LCFS”) (collectively “environmental credits”) associated with the generation of the renewable fuels.

Sale of sustainable aviation fuel and Naphtha

As discussed in Note 1, the Company is currently in the process of constructing plants to process non-food feedstock into renewable fuels. While the Company owns several plants, none of the facilities have commenced production operations as of December 31, 2025. As the plants were in the construction phase, all sales of sustainable aviation fuel and Naphtha are considered activities to bring the plant assets to operating production; therefore, in accordance with ASC 360-10-30-1, sales of sustainable aviation fuel and Naphtha during the construction phase before operational commencement occurs are capitalized as a reduction of the cost of the plant. For the years ended December 31, 2025 and December 31, 2024, $2,741,987 and $0 of net sales of Naphtha and synthetic blended components were capitalized as a reduction of the cost of the plants, respectively.

Sale of renewable diesel and environmental credits

The Company generates revenue from the sale of renewable diesel and transfer of related environmental credits under the contract with Phillips 66 when control is transferred to the customer. The amount of consideration to which the Company is entitled for the delivery of renewable diesel and environmental credits is based on pricing established in the contract that is indexed to commodity market prices and quantities sold. Revenue related to the sale of renewable energy and environmental credits is recognized at a point in time when control is transferred to the customer. During the years ended December 31, 2025 and 2024, $20,815,955 and $0 was recognized from the sales of renewable diesel, Naphtha and environmental credits, respectively.

The table below presents the Company’s revenue disaggregated by revenue source.

	December 31, 2025	December 31, 2024
Revenue service line:
Renewable diesel products	$11,271,665	$-
Renewable diesel environmental credits	9,412,944	-
Naphtha product sales	131,346	-
Total revenue	$20,815,955	$-